UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

I

Investment Company Act file number		811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1.     Schedule of Investments.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	September 30, 2007

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
STOCKS: 73.6%
COMMON STOCK: 73.5%
CONSUMER DISCRETIONARY: 7.7%
GameStop Corp., Class A (a)	623,438	$35,130,731
Grupo Televisa SA, ADR	275,000	6,646,750
Honda Motor Co, Ltd., ADR	260,000	8,673,600
Lamar Advertising Co., Class A	411,733	20,162,565
Lowe’s Cos., Inc.	614,712	17,224,230
NutriSystem, Inc. (a)	308,366	14,459,282
O’Reilly Automotive, Inc. (a)	340,847	11,387,698
Omnicom Group, Inc.	325,600	15,658,104
Ruth’s Chris Steak House, Inc. (a)	264,530	3,769,553
Saks, Inc.	475,000	8,146,250
Staples, Inc.	650,000	13,968,500
Time Warner Cable, Inc. (a)	237,700	7,796,560
Time Warner, Inc.	825,000	15,147,000
Toyota Motor Corp., ADR	75,000	8,764,500
		186,935,323

CONSUMER STAPLES: 8.2%
Avon Products, Inc.	700,000	26,271,000
CVS Caremark Corp.	1,184,800	46,953,624
Corn Products International, Inc.	710,000	32,567,700
Estee Lauder Cos, Inc., Class A	275,000	11,676,500
McCormick & Co., Inc.	350,000	12,589,500
PepsiCo, Inc.	400,000	29,304,000
Procter & Gamble Co.	575,000	40,445,500
		199,807,824

ENERGY: 6.1%
Baker Hughes, Inc.	425,000	38,407,250
ENSCO International, Inc.	575,000	32,257,500
Helix Energy Solutions Group, Inc. (a)	400,000	16,984,000
Noble Corp.	391,470	19,201,604
Suncor Energy, Inc.	209,100	19,824,771
Weatherford International, Ltd. (a)	75,000	5,038,500
XTO Energy, Inc.	286,800	17,735,712
		149,449,337

FINANCIALS: 6.8%
Aegon NV	102,127	1,943,477
Banco Bilbao Vizcaya Argentaria SA, ADR	175,000	4,074,000
Bank of America Corp.	225,000	11,310,750
CIT Group, Inc.	225,000	9,045,000
Hospitality Properties Trust, REIT	200,000	8,130,000

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
STOCKS, continued
COMMON STOCK, continued
FINANCIALS, continued
ING Groep NV, ADR	350,000	$15,508,500
Lincoln National Corp.	600,000	39,582,000
Mitsubishi UFJ Financial Group, ADR	1,254,900	11,394,492
National Bank of Greece SA, ADR	1,425,000	18,396,750
Nomura Holdings, Inc., ADR	250,000	4,162,500
Principal Financial Group, Inc.	267,400	16,870,266
Prudential Financial, Inc.	82,750	8,074,745
Willis Group Holdings, Ltd.	325,200	13,313,688
		161,806,168

HEALTH CARE: 6.9%
Abbott Laboratories	300,000	16,086,000
Baxter International, Inc.	275,000	15,477,000
Becton Dickinson & Co.	127,100	10,428,555
Dentsply International, Inc.	426,402	17,755,379
Genentech, Inc. (a)	60,000	4,681,200
Johnson & Johnson	150,000	9,855,000
Medtronic, Inc.	700,000	39,487,000
Senomyx, Inc. (a)	250,000	3,062,500
Stryker Corp.	300,000	20,628,000
UnitedHealth Group, Inc.	114,498	5,545,138
WellPoint, Inc. (a)	300,000	23,676,000
		166,681,772

INDUSTRIALS: 5.4%
Aecom Technology Corp. (a)	294,521	10,287,619
Chicago Bridge & Iron Co. NV	329,600	14,192,576
Deere & Co.	275,000	40,815,500
Empresas ICA SAB de CV ADR (a)	112,184	2,692,416
Joy Global, Inc.	250,000	12,715,000
RR Donnelley & Sons, Co.	300,000	10,968,000
Ryder System, Inc.	333,300	16,331,700
TNT NV	350,000	14,673,022
UTi Worldwide, Inc.	400,000	9,192,000
		131,867,833

INFORMATION TECHNOLOGY: 18.8%
Accenture, Ltd., Class A	575,000	23,143,750
Amdocs, Ltd. (a)	564,900	21,008,631
Applied Materials, Inc.	667,542	13,818,119
Autodesk, Inc. (a)	200,000	9,994,000
Automatic Data Processing, Inc.	700,000	32,151,000

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
STOCKS, continued
COMMON STOCK, continued
INFORMATION TECHNOLOGY, continued
Checkfree Corp. (a)	506,311	$23,563,714
Cisco Systems, Inc. (a)	1,859,888	61,580,892
Citrix Systems, Inc. (a)	447,800	18,055,296
EMC Corp. (a)	1,800,000	37,440,000
Entegris, Inc. (a)	938,600	8,147,048
Fiserv, Inc. (a)	500,000	25,430,000
Google, Inc., Class A (a)	9,000	5,105,430
Hewitt Associates, Inc., Class A (a)	491,100	17,213,055
Intel Corp.	600,000	15,516,000
Intuit, Inc. (a)	785,000	23,785,500
MEMC Electronic Materials, Inc. (a)	225,000	13,243,500
Microchip Technology, Inc.	224,921	8,169,131
Microsoft Corp.	825,000	24,304,500
Nokia OYJ, ADR	1,025,000	38,878,250
Qualcomm, Inc.	628,000	26,539,280
Seagate Technology	425,000	10,871,500
		457,958,596

MATERIALS: 2.1%
Aracruz Celulose SA, ADR	175,000	12,878,250
Bemis Co., Inc.	200,000	5,822,000
Cemex SAB de CV, ADR	998,822	29,884,754
Sealed Air Corp.	125,075	3,196,917
		51,781,921

TELECOMMUNICATION SERVICES: 6.9%
Alltel Corp.	100,000	6,968,000
America Movil SAB de CV, ADR	755,667	48,362,688
BT Group PLC, ADR	550,000	34,556,500
Philippine Long Distance Telephone, ADR	99,900	6,427,566
Portugal Telecom SGPS SA, ADR	636,189	8,932,094
Telefonica SA, ADR	175,000	14,661,500
Verizon Communications, Inc.	275,000	12,177,000
Vodafone Group PLC, ADR	460,400	16,712,520
Windstream Corp.	1,335,681	18,859,815
		167,657,683

UTILITIES: 4.6%
Aqua America, Inc.	443,833	10,066,132
Dynegy, Inc., Class A (a)	300,000	2,772,000
Equitable Resources, Inc.	500,600	25,966,122
Questar Corp.	525,000	27,578,250

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
STOCKS, continued
COMMON STOCK, continued
UTILITIES, continued
UGI Corp.	500,000	$12,990,000
Veolia Environnement, ADR	375,000	32,302,500
		111,675,004

TOTAL COMMON STOCKS (Cost $1,275,124,078)		1,785,621,461

PREFERRED STOCKS: 0.1%
FINANCIALS: 0.1%
Aegon NV, 6.569%	45,000	1,019,250
Federal Home Loan Mortgage, 4.525%	25,000	1,150,000
HRPT Properties Trust, REIT, 8.750%	50,000	1,266,000
Regency Centers Corp., REIT, 7.450%	32,000	782,400
TOTAL PREFERRED STOCKS (Cost $4,424,840)		4,217,650

TOTAL STOCKS (Cost $1,279,548,918)		1,789,839,111

	PRINCIPAL
	AMOUNT
BONDS: 25.7%
CORPORATE BONDS: 2.7%
CONSUMER STAPLES: 0.2%
Estee Lauder Cos., Inc., 6.000%, 01/15/12	$1,599,000	1,661,386
PepsiCo, Inc., 5.150%, 05/15/12	2,000,000	2,022,392
		3,683,778

FINANCIALS: 1.8%
Aflac, Inc. , 6.500%, 04/15/09	5,000,000	5,101,410
American Honda Finance Corp., 3.750%, 03/16/11 (b)(US)	2,000,000	2,764,460
Chubb Corp., 3.950%, 04/01/08	5,000,000	4,967,890
CIT Group, Inc., 5.734%, 11/23/07	3,000,000	2,983,263
CIT Group, Inc., 5.500%, 11/30/07	10,000,000	9,977,000
SLM Corp., 4.000%, 01/15/09	4,000,000	3,856,437
SLM Corp., 5.500%, 07/27/09	2,000,000	1,923,338
SLM Corp., 4.440%, 12/15/12	2,500,000	2,026,225
Toyota Motor Credit Corp., 3.700%, 07/28/08	3,000,000	2,945,640
Toyota Motor Credit Corp., 2.750%, 08/06/09	1,090,890	1,065,770
Toyota Motor Credit Corp., 4.625%, 02/01/11 (c)(US)	2,000,000	3,952,950
Toyota Motor Credit Corp., 4.190%, 01/18/15	2,000,000	1,833,180
		43,397,563

PERCENT OF NET ASSETS	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
CORPORATE BONDS, continued
HEALTH CARE: 0.2%
Wellpoint, Inc., 3.750%, 12/14/07	$2,000,000	$1,992,822
Wellpoint, Inc., 4.250%, 12/15/09	3,000,000	2,956,674
		4,949,496

TELECOMMUNICATION SERVICES: 0.3%
America Movil SAB de CV, 9.000%, 01/15/16 (d)(MX)	52,000,000	4,912,173
Telefonos de Mexico SAB de CV, 8.750%, 01/31/16 (d)(MX)	21,000,000	1,961,298
		6,873,471

UTILITIES: 0.2%
National Fuel Gas Co., 6.303%, 05/27/08	5,500,000	5,543,626
		5,543,626

TOTAL CORPORATE BONDS (Cost $65,330,001)		64,447,934

U.S. GOVERNMENT AGENCY BONDS: 16.8%
FEDERAL FARM CREDIT BANK: 2.1%
3.700%, 10/27/08	3,000,000	2,973,927
5.200%, 04/27/09	2,500,000	2,500,205
4.550%, 04/26/10	5,000,000	4,984,410
4.480%, 06/21/10	3,000,000	2,986,944
5.500%, 02/15/11	5,000,000	5,000,645
4.950%, 05/09/12	7,000,000	6,984,544
4.950%, 05/16/12	5,000,000	4,988,625
5.600%, 06/04/12	4,000,000	4,026,288
4.950%, 06/20/12	3,000,000	2,992,293
4.950%, 06/27/12	3,000,000	2,992,104
4.875%, 09/24/12	2,500,000	2,487,913
5.180%, 10/01/14	3,000,000	3,004,383
4.990%, 01/28/15	1,000,000	983,600
5.300%, 06/22/15	3,000,000	2,980,005
5.500%, 08/17/20	1,500,000	1,478,912
		51,364,798

FEDERAL HOME LOAN BANK SYSTEM: 8.1%
4.375%, 10/10/07	2,855,000	2,854,543
5.250%, 10/22/07	2,000,000	2,000,386
4.000%, 01/28/08	1,500,000	1,495,403
3.520%, 01/30/08	3,000,000	2,986,707
4.500%, 02/15/08	2,000,000	1,996,906

PERCENT OF NET ASSETS	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM, continued
3.200%, 03/03/08	$3,000,000	$2,978,301
5.100%, 03/06/08	2,000,000	2,001,648
3.700%, 04/02/08	5,000,000	4,971,600
3.500%, 04/21/08	4,000,000	3,971,176
3.530%, 04/29/08	4,000,000	3,970,976
4.100%, 07/14/08	4,000,000	3,981,376
5.000%, 07/17/08	1,500,000	1,500,257
3.510%, 07/22/08	2,500,000	2,477,028
4.560%, 08/12/08	2,635,000	2,630,397
5.000%, 08/14/08	2,750,000	2,751,403
4.375%, 10/03/08	8,000,000	7,970,784
3.750%, 10/21/08	5,000,000	4,959,525
4.100%, 11/17/08	3,000,000	2,985,288
4.125%, 11/17/08	3,000,000	2,986,020
4.250%, 12/03/08	3,000,000	2,989,296
4.000%, 01/29/09	3,000,000	2,981,133
3.790%, 02/13/09	4,000,000	3,963,884
3.750%, 03/24/09	3,000,000	2,969,649
5.300%, 04/30/09	3,000,000	3,000,141
5.375%, 05/15/09	2,000,000	2,028,866
5.250%, 11/03/09	8,500,000	8,567,414
5.000%, 02/25/10	2,740,000	2,740,973
4.500%, 07/27/10	4,100,000	4,084,063
4.500%, 08/04/10	3,000,000	2,988,213
5.350%, 11/17/10	3,000,000	3,026,145
5.625%, 06/09/11	2,500,000	2,520,178
5.050%, 08/24/11	3,000,000	3,026,715
5.300%, 10/27/11	3,000,000	3,019,959
4.875%, 11/15/11	6,000,000	6,067,986
5.600%, 12/29/11	3,525,000	3,525,000
4.270%, 01/17/12	3,000,000	2,952,078
4.950%, 01/26/12	3,000,000	2,995,527
5.500%, 02/09/12	3,000,000	3,038,223
5.650%, 03/01/12	3,000,000	3,000,225
4.800%, 03/09/12	3,000,000	2,986,338
4.950%, 03/15/12	3,000,000	2,994,408
5.250%, 04/16/12	2,000,000	2,019,632
5.250%, 05/03/12	5,000,000	5,000,230
5.550%, 06/06/12	5,000,000	5,032,990
4.650%, 06/29/12	3,000,000	2,974,842
4.770%, 07/06/12	2,000,000	1,987,792
4.800%, 07/19/12	3,500,000	3,480,190

PERCENT OF NET ASSETS	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM, continued
5.300%, 08/16/12	$3,000,000	$3,000,159
5.000%, 09/14/12	2,500,000	2,545,313
5.100%, 09/21/12	2,000,000	1,997,402
5.550%, 11/21/13	6,240,000	6,272,322
5.750%, 12/13/13	3,000,000	3,000,192
5.270%, 01/22/14	1,915,000	1,922,302
5.500%, 04/17/14	3,500,000	3,513,143
5.210%, 10/06/14	3,000,000	3,016,232
5.450%, 04/27/15	3,000,000	2,994,695
5.250%, 07/14/16	3,000,000	2,966,103
6.000%, 09/13/16	5,000,000	5,016,350
6.180%, 07/06/17	3,000,000	3,060,036
4.250%, 07/16/18	1,000,000	974,690
		197,710,753

FREDDIE MAC (AGENCY): 3.5%
5.125%, 10/24/07	4,500,000	4,500,288
3.250%, 03/14/08	3,000,000	2,978,247
3.500%, 04/15/08	5,305,000	5,267,695
4.125%, 08/19/08	7,000,000	6,967,912
4.000%, 01/14/09	3,000,000	2,981,118
3.500%, 04/01/09	3,000,000	2,960,070
5.375%, 02/08/10	2,000,000	2,005,940
5.450%, 05/14/10	3,000,000	3,003,369
5.250%, 01/18/11	3,000,000	3,007,797
5.250%, 02/24/11	6,000,000	6,064,152
5.875%, 03/21/11	3,000,000	3,137,700
5.750%, 08/11/11	2,900,000	2,933,365
5.250%, 10/06/11	7,500,000	7,553,505
5.500%, 11/28/11	3,000,000	3,005,289
5.300%, 01/09/12	3,000,000	3,027,975
5.500%, 02/22/13	3,000,000	3,010,707
5.600%, 09/26/13	2,500,000	2,520,625
5.400%, 10/10/13	4,400,000	4,425,555
5.000%, 07/15/14	1,500,000	1,522,250
6.000%, 06/05/15	3,000,000	3,022,596
6.000%, 10/19/16	10,000,000	10,007,250
6.125%, 12/28/21	2,000,000	2,001,079
		85,904,484

PERCENT OF NET ASSETS	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FANNIE MAE (AGENCY): 3.1%
4.300%, 11/28/07	$3,000,000	$2,996,856
3.750%, 05/12/08	3,000,000	2,981,190
4.000%, 08/08/08	3,000,000	2,983,797
3.750%, 12/08/08	3,000,000	2,973,735
5.375%, 01/05/09	3,000,000	3,006,678
4.000%, 01/26/09	4,000,000	3,976,012
3.500%, 02/17/09	7,324,000	7,195,757
4.250%, 05/12/09	4,000,000	3,983,500
4.250%, 11/23/09	2,000,000	1,989,570
5.300%, 04/16/10	2,000,000	2,007,902
4.750%, 04/19/10	3,000,000	3,018,804
4.375%, 06/21/10	6,000,000	5,994,378
5.250%, 11/30/10	3,879,000	3,883,585
5.030%, 09/23/11	5,000,000	5,001,870
5.550%, 01/25/12	2,500,000	2,508,810
5.400%, 04/02/12	6,500,000	6,528,880
5.250%, 04/16/14	6,000,000	6,047,693
5.600%, 06/02/15	4,000,000	3,987,500
5.250%, 07/14/15	4,000,000	3,972,980
		75,039,497

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $410,033,435)		410,019,532

MORTGAGE-BACKED SECURITIES: 6.2%
U.S. GOVERNMENT MORTGAGE-BACKED: 5.9%
GINNIE MAE (MORTGAGE BACKED): 0.4%
6.000%, 02/15/19	553,206	560,923
6.000%, 05/15/21	2,236,794	2,267,751
6.000%, 07/15/21	368,275	373,373
6.500%, 12/15/21	1,051,563	1,074,133
6.000%, 02/15/22	2,750,403	2,788,774
6.000%, 05/20/36	1,538,070	1,546,138
		8,611,092

FREDDIE MAC (MORTGAGE-BACKED): 1.2%
4.500%, 03/01/08	587,955	584,723
4.500%, 04/01/08	735,777	731,342
3.500%, 05/01/08	1,003,832	980,065
5.000%, 10/01/08	1,055,499	1,052,567
4.000%, 04/01/10	1,910,063	1,867,491
4.000%, 09/01/10	2,628,796	2,569,316

PERCENT OF NET ASSETS	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FREDDIE MAC (MORTGAGE-BACKED), continued
4.500%, 06/01/12	$2,442,586	$2,386,065
4.000%, 05/01/14	1,873,004	1,827,449
5.000%, 08/01/18	3,213,550	3,162,161
4.500%, 09/01/18	1,018,710	983,475
4.000%, 09/01/18	645,093	610,229
5.500%, 10/01/18	522,598	522,265
5.500%, 10/01/18	458,395	458,104
5.000%, 10/01/18	966,320	950,045
5.000%, 11/01/18	620,638	610,184
5.000%, 11/01/18	457,754	450,044
6.500%, 05/01/29	298,268	306,103
6.500%, 12/01/29	332,970	341,716
6.500%, 06/01/32	496,242	508,135
5.557%, 04/01/36	1,578,701	1,588,145
6.000%, 05/01/36	1,471,937	1,474,181
5.665%, 05/01/36	1,807,410	1,824,105
6.324%, 11/01/36	2,667,398	2,713,730
		28,501,640

FANNIE MAE (MORTGAGE BACKED): 4.3%
5.500%, 09/01/09	828,409	834,154
4.000%, 09/01/10	1,121,163	1,094,990
5.500%, 11/01/11	576,488	580,485
5.000%, 01/01/14	1,190,362	1,189,088
5.000%, 02/01/14	819,340	818,463
5.500%, 10/01/14	1,596,870	1,614,517
5.500%, 11/01/14	1,682,264	1,700,533
5.500%, 11/01/16	2,353,134	2,355,748
5.000%, 04/01/18	3,032,425	2,981,282
4.500%, 07/01/18	3,500,631	3,380,673
5.000%, 11/01/18	113,590	111,674
5.000%, 11/01/18	772,554	759,524
5.000%, 11/01/18	752,083	739,399
5.000%, 02/01/19	1,932,393	1,897,914
5.000%, 04/01/19	579,136	568,803
5.000%, 06/01/19	1,863,301	1,830,055
5.500%, 07/01/19	1,930,646	1,928,747
4.500%, 11/01/19	2,023,580	1,950,939
5.000%, 01/01/20	1,777,860	1,746,138
5.000%, 03/01/20	1,652,180	1,620,180
5.000%, 10/01/20	2,879,032	2,823,269

PERCENT OF NET ASSETS	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
U.S. GOVERNMENT MORTGAGE-BACKED, continued
FANNIE MAE (MORTGAGE BACKED), continued
5.000%, 10/01/23	$1,756,407	$1,699,709
4.500%, 01/01/25	1,559,252	1,479,190
5.000%, 06/01/25	2,261,067	2,183,801
5.000%, 11/01/25	3,133,559	3,026,479
8.000%, 05/01/30	194,313	204,861
6.000%, 09/25/30	3,250,000	3,306,614
6.500%, 06/01/32	437,076	447,706
4.000%, 11/01/33	3,110,625	2,812,558
4.633%, 12/01/33	1,391,828	1,389,681
4.412%, 12/01/33	829,211	823,176
6.000%, 02/01/34	1,936,581	1,943,975
3.848%, 05/01/34	3,678,997	3,689,004
4.270%, 01/01/35	3,459,282	3,402,757
4.606%, 03/01/35	3,777,210	3,803,272
6.000%, 04/01/35	1,554,426	1,558,320
5.000%, 06/01/35	1,375,564	1,314,483
4.637%, 06/01/35	1,365,558	1,329,184
5.500%, 07/01/35	1,904,029	1,867,529
5.000%, 07/01/35	1,635,882	1,563,241
5.000%, 08/01/35	1,301,700	1,243,899
5.500%, 11/01/35	2,033,772	1,994,785
5.500%, 12/01/35	1,908,618	1,872,030
5.500%, 12/01/35	1,073,121	1,052,550
5.500%, 12/01/35	1,485,797	1,457,315
6.000%, 04/01/36	1,325,280	1,327,693
6.000%, 04/01/36	1,073,205	1,075,160
5.993%, 05/01/36	3,030,122	3,055,098
5.356%, 05/01/36	3,015,161	3,034,955
6.500%, 08/01/36	1,175,936	1,197,699
6.000%, 08/01/36	1,796,724	1,799,997
6.000%, 09/01/36	838,964	840,492
5.888%, 09/01/36	3,186,233	3,204,979
6.000%, 08/01/37	3,301,272	3,309,008
6.000%, 01/25/41	7,425,060	7,525,160
		104,362,935

PERCENT OF NET ASSETS	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
COMMERCIAL MORTGAGE-BACKED: 0.3%
JP Morgan Chase Commercial Mtg Sec Corp., 4.738%, 07/15/42	$2,000,000	$1,909,057
Morgan Stanley Capital I, Inc., 4.989%, 08/13/42	2,000,000	1,940,951
Nomura Asset Securities Corp., 6.590%, 03/15/30	2,644,466	2,654,482
		6,504,490

TOTAL MORTGAGE-BACKED SECURITIES (Cost $149,909,141)		147,980,157

TOTAL BONDS (Cost $625,272,577)		622,447,623

CERTIFICATES OF DEPOSIT: 0.0%
Hope Community Credit Union, 5.100%, 10/07/07	100,000	100,000
Self Help Credit Union, 5.130%, 01/04/08	250,000	250,000
Shore Bank, 4.800%, 10/11/07	500,000	500,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $850,000)		850,000

	NUMBER
	OF SHARES
MONEY MARKET SHARES: 1.0%
Pax World Money Market Fund, Inc. (e) (Cost $25,363,294)	25,363,294	25,363,294

TOTAL INVESTMENTS: 100.3% (Cost $1,931,034,789)		2,438,500,028

Other assets and liabilities - (Net):- 0.3%		(7,584,973)

Net Assets: 100.0%		$2,430,915,055

(a) Non income producing security.

(b) Principal amount is in Euro dollars; value is in U.S. dollars.

(c) Principal amount is in Great British pounds; value is in U.S. dollars.

(d) Principal amount is in Mexican pesos; value is in U.S. dollars.

(e) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

ADR  - American Depository Receipt

REIT - Real Estate Investment Trust

MX - Mexico

US - United States

Schedule of Investments (Unaudited)
Pax World Growth Fund	September 30, 2007

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
COMMON STOCK: 98.9%
CONSUMER DISCRETIONARY: 13.6%
Asbury Automotive Group, Inc.	25,000	$495,250
Garmin, Ltd.	45,000	5,373,000
Grupo Televisa SA, ADR	50,000	1,208,500
Lowe’s Cos., Inc.	54,988	1,540,764
Nike, Inc., Class B	30,000	1,759,800
Publicis Groupe, ADR	20,700	844,146
TJX Cos., Inc.	39,600	1,151,172
Viacom, Inc., Class B (a)	90,000	3,507,300
		15,879,932

CONSUMER STAPLES: 8.8%
CVS Caremark Corp.	120,000	4,755,600
Hain Celestial Group, Inc. (a)	75,000	2,409,750
PepsiCo, Inc.	27,270	1,997,800
Whole Foods Market, Inc.	23,000	1,126,080
		10,289,230

ENERGY: 10.3%
Baker Hughes, Inc.	50,000	4,518,500
Devon Energy Corp.	25,000	2,080,000
Enbridge Energy Partners, LP	15,000	732,450
National Oilwell Varco, Inc. (a)	15,000	2,167,500
ONEOK Partners, LP	15,000	891,900
Plains All American Pipeline, LP	15,000	817,350
Superior Energy Services, Inc. (a)	25,000	886,000
		12,093,700

FINANCIALS: 10.9%
Bank of America Corp.	45,000	2,262,150
Investment Technology Group, Inc. (a)	40,000	1,719,200
JPMorgan Chase & Co.	15,000	687,300
Prologis, REIT	20,000	1,327,000
Prudential Financial, Inc.	16,550	1,614,949
State Street Corp.	20,000	1,363,200
Sumitomo Mitsui Financial Group, Inc., ADR	122,000	944,280
Swiss Reinsurance	8,400	748,190
Tower Group, Inc.	81,100	2,123,198
		12,789,467

HEALTH CARE: 18.3%
Allscripts Healthcare Solutions, Inc. (a)	80,000	2,162,400
Coventry Health Care, Inc. (a)	25,000	1,555,250
CR Bard, Inc.	11,300	996,547

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Eclipsys Corp. (a)	85,000	$1,982,200
Genzyme Corp. (a)	20,000	1,239,200
Gilead Sciences, Inc. (a)	60,000	2,452,200
Humana, Inc. (a)	35,000	2,445,800
Pharmaceutical Product Development, Inc.	45,000	1,594,800
Psychiatric Solutions, Inc.	80,000	3,142,400
Thermo Fisher Scientific, Inc. (a)	65,000	3,751,800
		21,322,597

INDUSTRIALS: 10.2%
Aecom Technology Corp. (a)	47,927	1,674,090
CNH Global NV	15,000	911,100
Gehl Co. (a)	10,000	223,300
Illinois Tool Works, Inc.	15,000	894,600
Pall Corp.	15,000	583,500
Quanta Services, Inc. (a)	151,392	4,004,318
Suntech Power Holdings Co., Inc., ADR (a)	35,000	1,396,500
United Parcel Service, Inc., Class B	30,000	2,253,000
		11,940,408

INFORMATION TECHNOLOGY: 14.5%
Akamai Technologies, Inc. (a)	7,746	222,543
Alliance Data Systems Corp. (a)	26,200	2,028,928
ASML Holding NV (a)	30,000	985,800
Canon, Inc., ADR	30,000	1,628,700
Cisco Systems, Inc. (a)	83,478	2,763,957
CommScope, Inc. (a)	55,000	2,763,200
Electronic Data Systems Corp.	35,000	764,400
International Business Machines Corp. (IBM)	5,000	589,000
j2 Global Communications, Inc. (a)	28,500	932,805
Micron Technology, Inc. (a)	40,000	444,000
Microsoft Corp.	20,000	589,200
Network Appliance, Inc. (a)	50,000	1,345,500
Paychex, Inc.	35,000	1,435,000
Trimble Navigation, Ltd.	10,000	395,033
		16,888,066

MATERIALS: 3.0%
Airgas, Inc.	25,000	1,290,750
Cemex SAB de CV, ADR	20,368	609,411
Nucor Corp.	10,000	594,700
Smurfit-Stone Container Corp. (a)	90,000	1,051,200
		3,546,061

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
COMMON STOCK, continued
TELECOMMUNICATION SERVICES: 6.4%
America Movil SAB de CV, ADR	51,133	$3,272,512
Portugal Telecom SGPS SA, ADR	91,707	1,287,566
Vodafone Group PLC, ADR	80,000	2,904,000
		7,464,078

UTILITIES: 2.9%
Ocean Power Technologies, Inc. (a)	15,000	235,500
Questar Corp.	60,000	3,151,800
		3,387,300

TOTAL COMMON STOCKS (Cost $95,913,429)		115,600,839

MONEY MARKET SHARES: 0.3%
Pax World Money Market Fund, Inc. (b) (Cost $324,185)	324,185	324,185

TOTAL INVESTMENTS: 99.2% (Cost $96,237,614)		115,925,024

Other assets and liabilities - (Net): 0.8%		957,591

Net Assets: 100.0%		$116,882,615

(a) Non-income producing security.

(b) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

ADR - American Depository Receipt

LP - Limited Partnership

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	September 30, 2007

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
PREFERRED STOCK: 1.1%
FINANCIALS
Health Care REIT, Inc., 7.625% (Cost $992,800)	40,000	$988,800

	PRINCIPAL
	AMOUNT
CORPORATE BONDS: 92.3%
CONSUMER DISCRETIONARY: 19.5%
Blockbuster, Inc., 9.000%, 09/01/12	$1,500,000	1,357,500
Brookstone Co., Inc., 12.000%, 10/15/12	1,500,000	1,492,500
Brown Shoe Co., Inc., 8.750%, 05/01/12	1,500,000	1,552,500
Desarrolladora Homex SAB de CV, 7.500%, 09/28/15	1,000,000	1,000,000
Easton-Bell Sports, Inc., 8.375%, 10/01/12	1,025,000	968,625
FTD, Inc., 7.750%, 02/15/14	1,466,000	1,400,030
Harry & David Operations Corp., 9.000%, 03/01/13	750,000	720,000
Interactive Health, LLC, 144A, 7.250%, 04/01/11 (a)(b)	1,211,000	1,005,130
Leslie’s Poolmart, Inc., 7.750%, 02/01/13	1,500,000	1,432,500
Levi Strauss & Co., 8.875%, 04/01/16	1,000,000	1,035,000
Perry Ellis International, Inc., 8.875%, 09/15/13	1,500,000	1,481,250
Quicksilver, Inc., 6.875%, 04/15/15	1,500,000	1,443,750
Steinway Musical Instruments, 144A, 7.000%, 03/01/14 (a)	600,000	573,000
Urbi Desarrollos Urbanos SA, 144A, 8.500%, 04/19/16 (a)	1,000,000	1,005,000
Vitamin Shoppe Industries, Inc., 13.058%, 11/15/12	1,500,000	1,545,000
		18,011,785

CONSUMER STAPLES: 7.4%
Chattem, Inc., 7.000%, 03/01/14	1,500,000	1,496,250
Dean Holdings Co., 6.900%, 10/15/17	1,000,000	955,000
Foodcorp, Ltd., 144A, 8.875%, 06/15/12 (a)(d)(SA)	1,250,000	1,828,780
NBTY, Inc. , 7.125%, 10/01/15	1,250,000	1,256,250
Stater Brothers Holdings, 7.750%, 04/15/15	1,250,000	1,243,750
		6,780,030

ENERGY: 17.0%
Adaro Finance BV, 144A, 8.500%, 12/08/10 (a)	750,000	787,500
Allis-Chambers Energy, Inc., 9.000%, 01/15/14	1,500,000	1,518,750
Aventine Renewable Energy, Inc., 10.000%, 04/01/17	1,500,000	1,365,000
Compagnie Generale de Geophysique SA, 7.500%, 05/15/15	1,515,000	1,568,025
Copano Energy, LLC, 8.125%, 03/01/16	1,040,000	1,063,400
Denbury Resources, Inc., 7.500%, 12/15/15	1,000,000	1,030,000
FPL Energy National Wind Portfolio, 144A, 6.125%, 03/25/19 (a)(b)	838,940	845,103
Intergen NV, 144A, 9.000%, 06/30/17 (a)	1,000,000	1,055,000
PHI, Inc., 7.125%, 04/15/13	1,250,000	1,206,250
Range Resources Corp., 7.500%, 05/15/16	1,000,000	1,025,000

PERCENT OF NET ASSETS	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
CORPORATE BONDS, continued
ENERGY, continued
SESI, LLC, 6.875%, 06/01/14	$750,000	$731,250
Ship Finance International, Ltd., 8.500%, 12/15/13	1,000,000	1,032,500
VeraSun Energy Corp., 9.875%, 12/15/12	1,500,000	1,522,500
Whiting Petroleum Corp., 7.000%, 02/01/14	1,000,000	965,000
		15,715,278

FINANCIALS: 3.0%
Agile Property Holdings, Ltd., 144A, 9.000%, 09/22/13 (a)	1,000,000	1,032,500
Cardtronics, Inc., 144A, 9.250%, 08/15/13 (a)	1,250,000	1,203,125
LaBranche & Co., Inc., 11.000%, 05/15/12	500,000	503,750
		2,739,375

HEALTH CARE: 6.4%
Advanced Medical Optics, Inc., 7.500%, 05/01/17	1,500,000	1,387,500
Alliance Imaging, Inc., 7.250%, 12/15/12	1,500,000	1,443,750
Community Health Systems, Inc., 144A, 8.875%, 07/15/15 (a)	1,500,000	1,548,750
US Oncology, Inc., 10.750%, 08/15/14	1,510,000	1,566,625
		5,946,625

INDUSTRIALS: 14.3%
Actuant Corp., 144A, 6.875%, 06/15/17 (a)	1,450,000	1,435,500
American Railcar Industries, Inc., 7.500%, 03/01/14	1,500,000	1,500,000
Buhrmann US, Inc., 8.250%, 07/01/14	1,000,000	950,000
Da-Lite Screen Co., Inc., 9.500%, 05/15/11	1,250,000	1,315,625
FTI Consulting, Inc., 7.750%, 10/01/16	1,750,000	1,820,000
IKON Office Solutions, Inc., 7.300%, 11/01/27	1,250,000	1,054,480
Interline Brands, Inc., 8.125%, 06/15/14	500,000	496,250
Knowledge Learning Corp., Inc., 144A, 7.750%, 02/01/15 (a)	750,000	731,250
Rathgibson, Inc., 11.250%, 02/15/14	745,000	765,488
Travelport, LLC, 9.349%, 09/01/14 (d)(US)	1,250,000	1,795,805
Ultrapetrol Bahamas, Ltd., 9.000%, 11/24/14	1,395,000	1,340,944
		13,205,342

INFORMATION TECHNOLOGY: 3.9%
Compucom Systems, Inc., 144A, 12.000%, 11/01/14 (a)	1,250,000	1,581,250
Dycom Industries, Inc., 8.125%, 10/15/15	1,000,000	1,022,500
STATS ChipPAC, Ltd, 7.500%, 07/19/10	1,000,000	1,012,500
		3,616,250

PERCENT OF NET ASSETS	PRINCIPAL
NAME OF ISSUER AND TITLE OF ISSUE	AMOUNT	VALUE
CORPORATE BONDS, continued
MATERIALS: 5.3%
Blue Ridge Paper Products, Inc., 9.500%, 12/15/08	$500,000	$502,500
Cellu Tissue Holdings, Inc., 9.750%, 03/15/10	1,250,000	1,231,250
CSN Islands IX Corp., 144A, 10.500%, 01/15/15 (a)	750,000	886,875
LPG International, Inc., 7.250%, 12/20/15	1,000,000	1,010,500
Russell-Stanley Holdings, Inc., 144A, 9.000%, 11/30/08 (a)(b)(e)(f)	36,532	––
WII Components, Inc., 10.000%, 02/15/12	1,175,000	1,232,281
		4,863,406

TELECOMMUNICATION SERVICES: 11.5%
Cell C Pty, Ltd., 144A, 8.625%, 07/01/12 (a)(d)(SA)	1,000,000	1,336,115
City Telecom HK, Ltd., 8.750%, 02/01/15	675,000	658,125
Digicel, Ltd., 144A, 9.250%, 09/01/12 (a)	750,000	774,375
Maxcom Telecomunicacione SA, 144A, 11.000%, 12/15/14 (a)	1,500,000	1,586,250
MetroPCS Wireless, Inc., 144A, 9.250%, 11/01/14 (a)	500,000	512,500
MetroPCS Wireless, Inc., 144A, 9.250%, 11/01/14 (a)	500,000	512,500
Millicom International Cellular SA, 10.000%, 12/01/13	1,500,000	1,601,250
Nordic Telephone Co. Holdings ApS, 144A, 8.875%, 05/01/16 (a)	750,000	795,000
Wind Acquisition Finance SA, 144A, 10.750%, 12/01/15 (a)	1,500,000	1,668,750
Windstream Corp., 8.625%, 08/01/16	1,000,000	1,071,250
Windstream Corp., 7.000%, 03/15/19	100,000	98,000
		10,614,115

UTILITIES: 4.0%
Eletropaulo Metropolitan, 144A, 19.125%, 06/28/10 (a)(b)(c)(BR)	2,500,000	1,578,696
Ormat Funding Corp., 8.250%, 12/30/20 (b)	740,069	755,796
Transportadora de Gas del Sur SA, 144A, 7.875%, 05/14/17 (a)	1,500,000	1,389,000
		3,723,492

TOTAL CORPORATE BONDS (Cost $84,917,667)		85,215,698

CERTIFICATES OF DEPOSIT: 1.0%
Self Help Credit Union, 5.130%, 01/04/08	100,000	100,000
ShoreBank, CDARS, 4.370%, 11/28/08	100,000	100,000
ShoreBank Chicago, 5.000%, 04/19/08	100,000	100,000
ShoreBank Cleveland, 4.400%, 12/27/07	100,000	100,000
ShoreBank Pacific, 4.470%, 05/10/12	100,000	100,000
ShoreBank Pacific, CDARS, 4.450%, 01/18/09	200,000	200,000
ShoreBank Pacific, CDARS, 4.810%, 06/28/09	200,000	200,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $900,000)		900,000

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE

MONEY MARKET SHARES: 3.5%
Pax World Money Market Fund, Inc. (g) (Cost $3,222,790)	3,222,790	$3,222,790

TOTAL INVESTMENTS: 97.9% (Cost $90,033,257)		90,327,288

Other assets and liabilities - (Net): 2.1%		1,963,282

Net Assets: 100.0%		$92,290,570

(a)  Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b)  Illiquid security.

(c)  Principal amount is in Brazilian Real; value is in U.S. dollars.

(d)  Principal amount is in Euro Dollars; value is in U.S. dollars.

(e)  Fair valued security.

(f)  Non-income producing security – security is in default.

(g) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

BR - Brazil

CDARS Certificates of Deposit Account Registry Service

REIT - Real Estate Investment Trust

SA - South Africa

US - United States

Schedule of Investments (Unaudited)
Pax World Value Fund	September 30, 2007

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
COMMON STOCK: 91.9%
CONSUMER DISCRETIONARY: 8.9%
Bright Horizons Family Solutions, Inc. (a)	1,320	$56,549
Saks, Inc.	2,090	35,844
Tractor Supply Co. (a)	330	15,210
Viacom, Inc., Class B (a)	460	17,926
Walt Disney Co., The	1,030	35,422
		160,951

CONSUMER STAPLES: 8.3%
Group Danone	220	17,316
Hain Celestial Group, Inc. (a)	1,150	36,950
Kimberly-Clark Corp.	260	18,268
Kraft Food, Inc., Class A	1,620	55,906
Whole Foods Market, Inc.	400	19,584
		148,024

ENERGY: 10.1%
Baker Hughes, Inc.	200	18,074
BP PLC, ADR	850	58,948
Enbridge Energy Partners, LP	520	25,392
Whiting Petroleum Corp. (a)	1,480	65,786
XTO Energy, Inc.	210	12,985
		181,185

FINANCIALS: 23.4%
Ameriprise Financial, Inc.	720	45,439
Banco Bilbao Vizcaya Argentaria SA, ADR	1,180	27,470
Bank of America Corp.	1,040	52,281
Bank of New York Mellon Corp., The	1,520	67,093
Boston Private Financial Holdings, Inc.	1,940	54,010
Calamos Asset Management, Inc.	380	10,727
Citigroup, Inc.	740	34,536
Legg Mason, Inc.	430	36,245
National Australia Bank, Ltd.	510	17,971
Prudential Financial, Inc.	380	37,080
Wilmington Trust Corp.	1,030	40,066
		422,918

HEALTH CARE: 8.0%
Amgen, Inc. (a)	470	26,588
Medtronic, Inc.	320	18,051
Novartis AG, ADR	480	26,381

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
COMMON STOCK, continued
HEALTH CARE, continued
Pfizer, Inc.	1,350	$32,981
Quest Diagnostics, Inc.	250	14,443
WellPoint, Inc. (a)	330	26,044
		144,488

INDUSTRIALS: 9.2%
3M Co.	100	9,358
Aecom Technology Corp. (a)	930	32,485
American Railcar Industries, Inc.	1,220	26,864
Gardner Denver, Inc. (a)	820	31,980
Macquarie Airports	4,710	18,180
Ryder System, Inc.	680	33,320
UTi Worldwide, Inc.	620	14,248
		166,435

INFORMATION TECHNOLOGY: 7.3%
Automatic Data Processing, Inc.	390	17,913
Diebold, Inc.	990	44,966
Fair Isaac Corp.	460	16,611
Intuit, Inc. (a)	610	18,483
Microchip Technology, Inc.	470	17,070
Microsoft Corp.	590	17,380
		132,423

MATERIALS: 3.5%
Bemis Co., Inc.	590	17,175
Cemex SAB de CV, ADR	890	26,629
Ecolab, Inc.	420	19,824
		63,628

TELECOMMUNICATION SERVICES: 7.9%
Portugal Telecom SGPS SA, ADR	1,850	25,974
Sprint Nextel Corp.	1,370	26,030
Telefonica SA, ADR	330	27,647
TeliaSonera AB	3,080	27,841
Verizon Communications, Inc.	810	35,866
		143,358

PERCENT OF NET ASSETS	NUMBER
NAME OF ISSUER AND TITLE OF ISSUE	OF SHARES	VALUE
COMMON STOCK, continued
UTILITIES: 5.3%
Energy East Corp.	1,300	$35,165
International Power, PLC	3,000	25,711
Oneok, Inc.	370	17,538
UGI Corp.	670	17,407
		95,821

TOTAL COMMON STOCKS (Cost $1,594,938)		1,659,231

MONEY MARKET SHARES: 6.9%
Pax World Money Market Fund, Inc. (b) (Cost $124,000)	124,000	124,000

TOTAL INVESTMENTS: 98.8% (Cost $1,718,938)		1,783,231

Other assets and liabilities - (Net): 1.2%		20,832

Net Assets: 100.0%		$1,804,063

(a) Non-income producing security.

(b) Affiliate – security is managed by Pax World Management Corp., the Fund’s Adviser.

ADR - American Depository Receipt

LP - Limited Partnership

Valuation of Investments

Investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Valuation Time.  At September 30, 2007, the High Yield Bond Fund held one security fair valued at $0, as shown in the respective Schedule of Investments included in this report.

The Funds’ net asset value is determined at the close of trading on the New York Stock Exchange (the “Exchange”), which usually is 4:00 p.m. Eastern time (the “NYSE Close”), on each business day that the Exchange is open for trading. Fund shares are not priced on days on which the Exchange is closed for trading. For purposes of calculating the net asset value, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearance or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments as discussed above. Information that becomes known to the Funds or their agents after the net asset value has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the net asset value determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.

In September 2006, Financial Accounting Standards Board (“FASB”) Statement No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. FAS 157 provides a single definition of fair value, a hierarchy for measuring fair value and requires expanded disclosures about fair value measurements. In addition, in February 2007, FASB issued Statement No. 159, The Fair Value Option for Financial Assets and Financial Liabilities (“FAS 159”), also effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. Management is evaluating the application of FAS 157 and FAS 159 to the Funds, and believes the adoption of these Statements will result in a limited impact to expand disclosures on the Funds’ financial statements.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes.

Purchases and proceeds from sales of investments for the Funds for the nine months ended September 30, 2007 were as follows:

Fund	Investments*	U.S. Government Bonds	Investments*	U.S. Government Bonds
Balanced	$527,038,731	$164,772,811	$477,387,195	$129,314,409
Growth	47,169,764	—	50,406,067	—
High Yield Bond	26,198,313	—	15,398,361	—
Value	1,594,938	—	—	—

*Excluding short-term investments and U.S. Government bonds.

The term “affiliated company” includes other investment companies that are managed by a fund’s adviser. At September 30,  2007, the Funds held the following investment in Pax World Money Market Fund, Inc., an affiliated company:

Value at 12/31/06	Purchased Cost	Sold Cost	Value at 09/30/07	Dividend Income
Balanced
$14,208,779	$332,156,652	$321,002,137	$25,363,294	$554,327
Growth
2,063,753	28,678,528	30,418,096	324,185	72,368
High Yield Bond
2,781,266	29,515,824	29,074,300	3,222,790	136,961
Value
––	125,000	1,000	124,000	––

A “controlled affiliate” is a company in which a fund has ownership of at least 25% of the voting securities. At September 30, 2007, none of the Funds held 25% or more of the Pax World Money Market Fund, Inc.

The identified cost of investments owned at September 30, 2007 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2007 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
Fund	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,931,034,789	$543,474,972	$36,009,733	$507,465,239
Growth	96,237,614	22,662,211	2,974,801	19,687,410
High Yield Bond	90,033,257	1,757,274	1,463,243	294,031
Value	1,718,938	68,323	4,030	64,293

Restricted and Illiquid Securities

The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At September 30, 2007, the High Yield Bond Fund held $25,671,949 or 27.81% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2007, the High Yield Bond Fund held $4,184,725 of illiquid securities, representing 4.53% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than even days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Tax Information

Under current tax laws, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds did not defer any losses for tax purposes to fiscal year 2007. At December 31, 2006, the Funds had no capital loss carryforward losses to be used to offset future net realized capital gains for Federal income tax purposes.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from GAAP. These differences primarily relate to investments in foreign denominated securities and real estate investment trusts. Additionally, timing differences may occur due to wash sale loss deferrals. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period, and may result in reclassification among certain capital accounts. For tax purposes, short-term capital gains are considered ordinary income.

Item 2.     Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ November 26, 2007

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ November 26, 2007